Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Acquisitions
Acquisitions
J&S
On November 1, 2017, we completed the acquisition of an 85% controlling interest in J&S Audio Visual Communications, Inc., J&S Audiovisual Mexico, S. de R.L. de C.V. and J&S Audio Visual Dominican Republic, L.P., collectively referred to as "J&S." J&S provides an integrated suite of audio visual services including show and event services, hospitality services, creative services and design & integration services to its customers in various venues including hotels and convention centers in the United States, Mexico and the Dominican Republic.
The purchase price of approximately $25.5 million consisted of (i) $19.2 million in cash of which $10.0 million was funded with a term loan; (ii) 70,318 shares of Ashford Inc. common stock, which was determined based on an agreed upon value of approximately $4.3 million using a thirty-day volume weighted average price per share of $60.44 and had an estimated fair value of approximately $5.1 million as of the acquisition date; and (iii) contingent consideration with an estimated fair value of approximately $1.2 million. The results of operations of J&S were included in our consolidated financial statements from the date of acquisition.
The acquisition of J&S has been recorded using the acquisition method of accounting in accordance with the authoritative guidance for business combinations, and the purchase price allocation is based on our valuation of the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. We have completed our preliminary valuation to determine the fair value of the identifiable assets acquired and liabilities assumed. The fair values of the assets acquired were determined using various valuation techniques, including an income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections of J&S and the discount rate applied to those cash flows. The excess of the purchase price over the estimated fair values of the identifiable net assets acquired was recorded as goodwill.
We have allocated the purchase price to the assets acquired and liabilities assumed on a preliminary basis using estimated fair value information currently available. We are in the process of evaluating the values assigned to working capital balances, furniture, fixtures and equipment, intangible assets, notes payable, capital leases, deferred taxes, noncontrolling interests and contingent consideration. Thus, the balances reflected below are subject to change, and any such changes could result in adjustments to the allocation. Any change to the amounts recorded within furniture, fixtures and equipment could also impact depreciation expense.
The fair value of the purchase price and preliminary allocation of the purchase price is as follows (in thousands):

Cash	$9,176
Term loan	10,000
Fair value of Ashford Inc. common stock	5,063
Fair value of contingent consideration	1,196
Purchase price consideration	25,435
Fair value of redeemable noncontrolling interest	2,724
Fair value of noncontrolling interest	324
Total fair value of purchase price	$28,483

	Fair Value	Estimated Useful Life
Current assets including cash	$6,564
Furniture, fixtures and equipment	9,020	5 years
Goodwill	12,321
Trademarks	3,201
Customer relationships	6,519	7 years
Other assets	129
Total assets acquired	37,754
Current liabilities	7,080
Notes payable, current	445
Deferred income	1,213
Note payable, non-current	533
Total assumed liabilities	9,271
Net assets acquired	$28,483

We expect approximately $9.9 million of the goodwill balance to be deductible for tax purposes. The qualitative factors that make up the recorded goodwill include value associated with an assembled workforce and value attributable to expanding J&S’ operations through our relationships with Ashford Trust and Braemar.
Results of J&S
The results of operations of J&S have been included in our results of operations since the acquisition date. Our consolidated statement of operations for the three months ended March 31, 2018, included total revenue of $23.3 million and net income of $2.1 million from J&S. The unaudited pro forma results of operations as if the acquisition had occurred on January 1, 2017, are included below under “Pro Forma Financial Results.”
Pure Rooms
On April 6, 2017, we acquired a 70% interest in Pure Rooms. Pure Rooms’ patented 7-step purification process treats a room’s surfaces, including the air, and removes up to 99% of pollutants. To consummate the acquisition, Ashford Hospitality Services LLC (“AHS”), a subsidiary of Ashford Inc., entered into an Amended and Restated Limited Liability Company Agreement (the “LLC Agreement”) with PRE Opco, LLC (“Pure Rooms”), pursuant to which AHS became the sole owner of the common equity, or Series A Units. In conjunction with the LLC Agreement, AHS contributed $97,000 cash to Pure Rooms as required by the LLC Agreement. Pursuant to the Asset and Liability Contribution Agreement (the “Contribution Agreement”), by and among Pure Rooms (as contributee) and PAFR, LLC, the members of PAFR, LLC and Brault Enterprises, LLC (collectively, the “Sellers”), the Sellers contributed liabilities, net of assets, of the predecessor operating company, Pure Rooms NA, LLC, with a fair value of $532,000 in exchange for certain equity interests in Pure Rooms, including 30% of the Series A Units, 100% of the Series B-1 Units, and 50% of the Series B-2 Units. The fair value of the remaining equity consideration included $42,000 of Series A Units, $181,000 of Series B-1 Units, and $202,000 of Series B-2 Units, totaling $425,000. As a result of the Contribution Agreement, our equity interest in Pure Rooms was 70%.
Per the LLC Agreement, the Series A Units are voting units and have the voting rights set forth in the Contribution Agreement but do not have management participation rights. The Series B-1 Units and Series B-2 Units are non-voting units and do not have voting or management participation rights. The distribution waterfall provides seniority as follows: Series B-1, Series B-2, and then Series A. There is no coupon or other preference associated with the Series B-1 and B-2 unit classes. On August 29, 2017, the Series B-1 unit holders redeemed their Series B-1 units for $200,000.
The acquisition of Pure Rooms has been recorded using the acquisition method of accounting in accordance with the authoritative guidance for business combinations, and the purchase price allocation is based on our valuation of the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. The fair values of the assets acquired were determined using various valuation techniques, including an income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections of Pure Rooms and the discount rate applied to those cash flows. The excess of the purchase price over the estimated fair values of the identifiable net assets acquired was recorded as goodwill.
The fair value of the equity consideration of $425,000 was allocated as follows (in thousands):

	Fair Value	Estimated Useful Life
Cash	$129
Furniture, fixtures and equipment	170	3 years
Customer relationships	175	5 years
Goodwill	782
Total assets acquired	1,256
Line of credit	100
Note payable	375
Other assumed liabilities, net	356
Total assumed liabilities	831
Net assets acquired	$425

We expect approximately $547,000 of the goodwill balance to be deductible for income tax purposes. The qualitative factors that make up the recorded goodwill include value associated with an assembled workforce and value attributable to expanding Pure Rooms’ operations through our relationships with Ashford Trust and Braemar.
Results of Pure Rooms
The results of operations of Pure Rooms have been included in our results of operations since the acquisition date. Our consolidated statement of operations for the three months ended March 31, 2018, included total revenue of $630,000 and a net loss of $90,000 from Pure Rooms. The unaudited pro forma results of operations as if the acquisition had occurred on January 1, 2017, are included below under “Pro Forma Financial Results.”
Pro Forma Financial Results
The following table reflects the unaudited pro forma results of operations as if the J&S and Pure Rooms acquisitions had occurred and the applicable indebtedness was incurred on January 1, 2017, and the removal of $304,000 of transaction costs directly attributable to the acquisitions for the three months ended March 31, 2018 and 2017 (in thousands):

	Three Months Ended March 31,
	2018	2017
Total revenue	$48,168	$33,101
Net income (loss)	(5,835)	(1,237)
Net income (loss) attributable to the Company	(5,723)	(1,233)
Pro forma income (loss) per share:
Basic	$(2.73)	$(0.59)
Diluted	$(2.84)	$(0.75)
Pro forma weighted average common shares outstanding (in thousands):
Basic	2,094	2,085
Diluted	2,115	2,120

The acquisition of certain assets related to RED was treated as an acquisition of property and equipment so the pro forma results of operations of RED are not included above.

Acquisitions
J&S
On November 1, 2017, we completed the acquisition of an 85% controlling interest in J&S Audio Visual Communications, Inc., J&S Audiovisual Mexico, S. de R.L. de C.V. and J&S Audio Visual Dominican Republic, L.P., collectively referred to as "J&S." J&S provides an integrated suite of audio visual services including show and event services, hospitality services, creative services and design & integration services to its customers in various venues including hotels and convention centers in the United States, Mexico and the Dominican Republic.
The purchase price of approximately $25.5 million consisted of (i) $19.2 million in cash of which $10.0 million was funded with a term loan; (ii) 70,318 shares of Ashford Inc. common stock, which was determined based on an agreed upon value of approximately $4.3 million using a thirty-day volume weighted average price per share of $60.44 and had an estimated fair value of approximately $5.1 million as of the acquisition date; and (iii) contingent consideration with an estimated fair value of approximately $1.2 million. The results of operations of J&S were included in our consolidated financial statements from the date of acquisition.
The acquisition of J&S has been recorded using the acquisition method of accounting in accordance with the authoritative guidance for business combinations, and the purchase price allocation is based on our valuation of the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. We have completed our preliminary valuation to determine the fair value of the identifiable assets acquired and liabilities assumed. The fair values of the assets acquired were determined using various valuation techniques, including an income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections of J&S and the discount rate applied to those cash flows. The excess of the purchase price over the estimated fair values of the identifiable net assets acquired was recorded as goodwill.
We have allocated the purchase price to the assets acquired and liabilities assumed on a preliminary basis using estimated fair value information currently available. We are in the process of evaluating the values assigned to working capital balances, furniture, fixtures and equipment, intangible assets, notes payable, capital leases, deferred taxes, noncontrolling interests and contingent consideration. Thus, the balances reflected below are subject to change, and any such changes could result in adjustments to the allocation. Any change to the amounts recorded within furniture, fixtures and equipment could also impact depreciation expense.
The fair value of the purchase price and preliminary allocation of the purchase price is as follows (in thousands):

Cash	$9,176
Term loan	10,000
Fair value of Ashford Inc. common stock	5,063
Fair value of contingent consideration	1,196
Purchase price consideration	25,435
Fair value of redeemable noncontrolling interest	2,724
Fair value of noncontrolling interest	324
Total fair value of purchase price	$28,483

	Fair Value	Estimated Useful Life
Current assets including cash	$6,664
Furniture, fixtures and equipment	9,020	5 years
Goodwill	12,165
Trademarks	3,201
Customer relationships	6,519	7 years
Other assets	129
Total assets acquired	37,698
Current liabilities	7,024
Notes payable, current	445
Deferred income	1,213
Note payable, non-current	533
Total assumed liabilities	9,215
Net assets acquired	$28,483

We expect approximately $9.9 million of the goodwill balance to be deductible for tax purposes. The qualitative factors that make up the recorded goodwill include value associated with an assembled workforce and value attributable to expanding J&S’ operations through our relationships with Ashford Trust and Ashford Prime.
Results of J&S
The results of operations of J&S have been included in our results of operations since the acquisition date. Our consolidated statement of operations for the year ended December 31, 2017, included total revenue of $9.2 million and a net loss of $657,000 from J&S. The unaudited pro forma results of operations as if the acquisition had occurred on January 1, 2016, are included below under “Pro Forma Financial Results.”
Pure Rooms
On April 6, 2017, we acquired a 70% interest in Pure Rooms. Pure Rooms’ patented 7-step purification process treats a room’s surfaces, including the air, and removes up to 99% of pollutants. To consummate the acquisition, Ashford Hospitality Services LLC (“AHS”), a subsidiary of Ashford Inc., entered into an Amended and Restated Limited Liability Company Agreement (the “LLC Agreement”) with PRE Opco, LLC (“Pure Rooms”), pursuant to which AHS became the sole owner of the common equity, or Series A Units. In conjunction with the LLC Agreement, AHS contributed $97,000 cash to Pure Rooms as required by the LLC Agreement. Pursuant to the Asset and Liability Contribution Agreement (the “Contribution Agreement”), by and among Pure Rooms (as contributee) and PAFR, LLC, the members of PAFR, LLC and Brault Enterprises, LLC (collectively, the “Sellers”), the Sellers contributed liabilities, net of assets, of the predecessor operating company, Pure Rooms NA, LLC, with a fair value of $532,000 in exchange for certain equity interests in Pure Rooms, including 30% of the Series A Units, 100% of the Series B-1 Units, and 50% of the Series B-2 Units. The fair value of the remaining equity consideration included $42,000 of Series A Units, $181,000 of Series B-1 Units, and $202,000 of Series B-2 Units, totaling $425,000. As a result of the Contribution Agreement, our equity interest in Pure Rooms was 70%.
Per the LLC Agreement, the Series A Units are voting units and have the voting rights set forth in the Contribution Agreement but do not have management participation rights. The Series B-1 Units and Series B-2 Units are non-voting units and do not have voting or management participation rights. The distribution waterfall provides seniority as follows: Series B-1, Series B-2, then Series A. There is no coupon or other preference associated with the Series B-1 and B-2 unit classes. During the year ended December 31, 2017, the Series B-1 unit holders redeemed their Series B-1 units for $200,000.
The acquisition of Pure Rooms has been recorded using the acquisition method of accounting in accordance with the authoritative guidance for business combinations, and the purchase price allocation is based on our valuation of the fair value of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition. During the fourth quarter of 2017, we finalized the valuation of the acquired assets and liabilities associated with the Pure Rooms acquisition. The final fair value analysis did not result in a material change on the consolidated balance sheet, and we do not expect any further adjustments to the purchase price allocation. The fair values of the assets acquired were determined using various valuation techniques, including an income approach. The fair value measurements were primarily based on significant inputs that are not directly observable in the market and are considered Level 3 under the fair value measurements and disclosure framework. Key assumptions include cash flow projections of Pure Rooms and the discount rate applied to those cash flows. The excess of the purchase price over the estimated fair values of the identifiable net assets acquired was recorded as goodwill.
The fair value of the equity consideration of $425,000 is allocated as follows (in thousands):

	Fair Value	Estimated Useful Life
Cash	$129
Furniture, fixtures and equipment	170	3 years
Customer relationships	175	5 years
Goodwill	782
Total assets acquired	1,256
Line of credit	100
Note payable	375
Other assumed liabilities, net	356
Total assumed liabilities	831
Net assets acquired	$425

We expect approximately $547,000 of the goodwill balance to be deductible for income tax purposes. The qualitative factors that make up the recorded goodwill include value associated with an assembled workforce and value attributable to expanding Pure Rooms’ operations through our relationships with Ashford Trust and Ashford Prime.
Results of Pure Rooms
The results of operations of Pure Rooms have been included in our results of operations since the acquisition date. Our consolidated statement of operations for the year ended December 31, 2017, included total revenue of $2.1 million and a net loss of $78,000 from Pure Rooms. The unaudited pro forma results of operations as if the acquisition had occurred on January 1, 2016, are included below under “Pro Forma Financial Results.”
Pro Forma Financial Results
The following table reflects the unaudited pro forma results of operations as if the J&S and Pure Rooms acquisitions had occurred and the applicable indebtedness was incurred on January 1, 2016, and the removal of $1.0 million and $170,000 of transaction costs directly attributable to the acquisitions for the years ended December 31, 2017 and December 31, 2016, respectively (in thousands):

	Year Ended December 31,
	2017	2016
Total revenue	$138,638	$131,547
Net income (loss)	(19,213)	(12,120)
Net income (loss) attributable to common stockholders	(17,489)	(2,089)
Pro forma income (loss) per share:
Basic	$(8.37)	$(1.00)
Diluted	$(8.88)	$(2.35)
Weighted average common shares outstanding (in thousands):
Basic	2,090	2,082
Diluted	2,120	2,279